Acquisition of ACT Genomics (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of acquisition date fair value of each major class of consideration transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

Cash	$9,041,776
Deferred consideration (note 22)	958,224
Equity instruments (1,326,127 ordinary shares)	39,783,820
Total consideration transferred	$49,783,820
Net cash outflow arising on acquisition:
Cash consideration	$9,041,776
Less: cash and cash equivalent balances acquired (note 34(C))	5,623,061
Total net cash outflow arising on acquisition	$3,418,715

Summarises the recognised amounts of assets acquired and liabilities assumed at the date of acquisition
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Property, plant and equipment (note 13)	$5,649,182
Intangible assets (note 14)	13,826,389
Interests in equity-accounted investees (note 16)	788,472
Deferred tax assets	235,879
Inventories	1,294,959
Trade receivables (including loss allowance $1,263,570)	2,594,976
Deposits, prepayments and other receivables	2,013,985
Cash and cash equivalents (note 34(A))	5,623,061
Trade payables	(857,537)
Accrued expenses and other current liabilities	(2,763,480)
Contract liabilities (note 23)	(416,307)
Lease liabilities	(2,379,687)
Tax liabilities	(5,713)
Deferred tax liabilities	(2,913,666)
Other non-current liabilities	(223,207)
Total identifiable net assets acquired	$22,467,306

Disclosure of valuation techniques
The valuation technique used for measuring the fair value of material assets acquired was as follow.

Assets acquired	Valuation technique
Property, plant and equipment	Cost technique: The valuation model considers market prices for depreciated replacement cost when appropriate. Depreciated replacement cost reflects functional and economic obsolescence.
Intangible assets	Multi-period excess earnings method: The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the technology and customer relationships, by excluding any cash flows related to contributory assets.

Summary of changes in goodwill explanatory
Goodwill arising from the acquisition has been recognized as follows.

2022
Consideration transferred (note 34(A))	$49,783,820
Non-controlling interests, based on their proportionate interest in the recognized amounts of the assets and liabilities of ACT Genomics	6,483,762
Fair value of identifiable net assets (note 34(C))	(22,467,306)
Goodwill (note 15)	$33,800,276